Segment Information (Summary of Financial Information on Segments) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [Line Items]
GROSS MARGIN	$ 8,347	$ 7,530
Net sales	25,949	25,016
Cost of goods sold	17,602	17,486
Sales	26,885	25,972
Freight, transportation and distribution	936	956
Selling expense	3,320	3,435
General and administrative expense	600	644
Share-based compensation expense	163	37
Other expenses (income)	448	413
Earnings (loss) before finance costs	3,736	1,856
Depreciation and amortization	(2,369)	(2,339)
EBITDA	6,105	4,195
Integration and restructuring costs	68	47
Foreign exchange loss, net of related derivatives	(2)	14
Adjusted EBITDA	6,046	5,355
Assets	52,301	51,840
(Reversal of) impairment of assets	0	530
AROERL Expense For Non Operating Sites	2	151
Reversal of impairment of assets loss		530
Provincial Mining Taxes Expense	372	255
Loss related to Financial Instruments in Argentina	0	35
Foreign exchange loss - net of related derivatives	9	360
Gain on disposal of Investment	(301)	0
Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	26,885	25,972
Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
AROERL Expense For Non Operating Sites		0
Retail [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	4,603	4,621
Net sales	17,620	17,832
Cost of goods sold	13,017	13,211
Sales	17,620	17,832
Freight, transportation and distribution	0	0
Selling expense	3,306	3,418
General and administrative expense	172	191
Share-based compensation expense	0	0
Other expenses (income)	123	87
Earnings (loss) before finance costs	1,002	590
Depreciation and amortization	734	771
EBITDA	1,736	1,361
Integration and restructuring costs	0	0
Adjusted EBITDA	1,736	1,696
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		335
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina		0
Foreign exchange loss - net of related derivatives	0	0
Gain on disposal of Investment	0
Retail [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	17,601	17,832
Retail [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	19	0
Potash [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	2,012	1,541
Net sales	3,593	2,989
Cost of goods sold	1,581	1,448
Sales	3,995	3,378
Freight, transportation and distribution	402	389
Selling expense	10	10
General and administrative expense	10	12
Share-based compensation expense	0	0
Other expenses (income)	26	25
Earnings (loss) before finance costs	1,594	1,239
Depreciation and amortization	660	609
EBITDA	2,254	1,848
Integration and restructuring costs	0	0
Adjusted EBITDA	2,254	1,848
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		0
Provincial Mining Taxes Expense	372	255
Loss related to Financial Instruments in Argentina		0
Foreign exchange loss - net of related derivatives	0	0
Gain on disposal of Investment	0
Potash [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	3,571	3,008
Potash [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	424	370
Nitrogen [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	1,607	1,202
Net sales	4,187	3,576
Cost of goods sold	2,580	2,374
Sales	4,739	4,134
Freight, transportation and distribution	552	558
Selling expense	26	24
General and administrative expense	18	22
Share-based compensation expense	0	0
Other expenses (income)	32	(135)
Earnings (loss) before finance costs	1,531	1,096
Depreciation and amortization	616	589
EBITDA	2,147	1,685
Integration and restructuring costs	0	0
Adjusted EBITDA	2,147	1,880
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		195
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina		0
Foreign exchange loss - net of related derivatives	0	0
Gain on disposal of Investment	0
Nitrogen [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	3,807	3,327
Nitrogen [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	932	807
Phosphate [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	144	147
Net sales	1,734	1,657
Cost of goods sold	1,590	1,510
Sales	1,958	1,888
Freight, transportation and distribution	224	231
Selling expense	6	6
General and administrative expense	8	14
Share-based compensation expense	0	0
Other expenses (income)	33	33
Earnings (loss) before finance costs	97	94
Depreciation and amortization	285	290
EBITDA	382	384
Integration and restructuring costs	0	0
Adjusted EBITDA	382	384
AROERL Expense For Non Operating Sites	0	0
Reversal of impairment of assets loss		0
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina		0
Foreign exchange loss - net of related derivatives	0	0
Gain on disposal of Investment	0
Phosphate [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	1,660	1,610
Phosphate [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	298	278
Corporate and Others Segment [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	27	21
Net sales	247	191
Cost of goods sold	220	170
Sales	246	195
Freight, transportation and distribution	1	4
Selling expense	(1)	2
General and administrative expense	392	405
Share-based compensation expense	163	37
Other expenses (income)	207	379
Earnings (loss) before finance costs	(442)	(1,162)
Depreciation and amortization	74	80
EBITDA	(368)	(1,082)
Integration and restructuring costs	68	47
Adjusted EBITDA	(427)	(452)
AROERL Expense For Non Operating Sites	2	151
Reversal of impairment of assets loss		0
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina		35
Foreign exchange loss - net of related derivatives	9	360
Gain on disposal of Investment	(301)
Corporate and Others Segment [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	246	195
Corporate and Others Segment [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Eliminations [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN	(46)	(2)
Net sales	(1,432)	(1,229)
Cost of goods sold	(1,386)	(1,227)
Sales	(1,673)	(1,455)
Freight, transportation and distribution	241	(226)
Selling expense	(27)	(25)
General and administrative expense	0	0
Share-based compensation expense	0	0
Other expenses (income)	27	24
Earnings (loss) before finance costs	(46)	(1)
Depreciation and amortization	0	0
EBITDA	(46)	(1)
Integration and restructuring costs	0	0
Adjusted EBITDA	(46)	(1)
AROERL Expense For Non Operating Sites	0
Reversal of impairment of assets loss		0
Provincial Mining Taxes Expense	0	0
Loss related to Financial Instruments in Argentina		0
Foreign exchange loss - net of related derivatives	0	0
Gain on disposal of Investment	0
Eliminations [Member] | Third Party Reconciling [Member]
Disclosure of operating segments [Line Items]
Sales	0	0
Eliminations [Member] | Intersegment amounts [Member]
Disclosure of operating segments [Line Items]
Sales	$ (1,673)	(1,455)
Corporate and Others and Nitrogen [Member]
Disclosure of operating segments [Line Items]
GROSS MARGIN		8
Sales		173
EBITDA		$ 4